Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (2,923)	$ 600	$ 4,000
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gains (losses) on investments	0	67	(67)
Cumulative translation adjustments	1,540	(464)	(1,743)
Pension and other post-employment benefit plans	(80)	(65)	(626)
Derivative instruments	0	(58)	51
Total other comprehensive income (loss)	1,460	(520)	(2,385)
Comprehensive (loss) income	(1,463)	80	1,615
Comprehensive income attributable to noncontrolling interests, net of tax	28	112	118
Comprehensive (loss) income attributable to DuPont	$ (1,491)	$ (32)	$ 1,497